PRPM FUNDIDO 2026-1 DAC

Exhibit 99.1

Deloitte LLP 2 New Street Square London EC4A 3BZ Phone: +44 (0)20 7936 3000 Fax: +44 (0)20 7583 1198 www.deloitte.co.uk

Private and Confidential

Agreed upon procedures report of Factual Findings - Proposed issue by PRPM FUNDIDO 2026-1 DESIGNATED ACTIVITY COMPANY of mortgage backed floating rate notes (the “Issue”)

The Directors

PRPM FUNDIDO 2026-1 DESIGNATED ACTIVITY COMPANY
4 Pembroke Street Upper

Dublin 2

Ireland

(the “Issuer”)

The Directors

IGCF VI Euro LP

1209 Orange Street

Wilmington

19801 Delaware

United States

(the “Sponsor”)

Goldman Sachs International
Plumtree Court

25 Shoe Lane

London

EC4A 4AU

(the “Arranger” and a “Joint Lead Manager”)

Barclays Bank PLC
1 Churchill Place

London

E14 5HP

(a “Joint Lead Manager” and together with the Arranger, the “Joint Lead Managers”)

and the other Managers (as defined in Appendix 1 of the Engagement Letter)

Purpose of this agreed upon Procedures report

We have performed the following agreed upon procedures in accordance with our engagement letter dated 16 October 2026 (the “Engagement Letter”). The agreed upon procedures were performed solely for the purpose of assisting you in evaluating the validity of certain characteristics of the loan pool (the “Loan Pool”) of certain mortgage loans (the “Purpose”) and may not be suitable for another purpose.

Our responsibilities

We have conducted the agreed upon procedures engagement in accordance with the Standards for Investment Reporting 1000 issued by the Financial Reporting Council of the United Kingdom.

Professional ethics

We conducted our engagement with integrity and objectivity and comply with specific requirements to meet ethical,

Deloitte LLP is a limited liability partnership registered in England and Wales with registered number OC303675 and its registered office at 1 New Street Square, London, EC4A 3HQ, United Kingdom.

Deloitte LLP is the United Kingdom affiliate of Deloitte NSE LLP, a member firm of Deloitte Touche Tohmatsu Limited, a UK private company limited by guarantee (“DTTL”). DTTL and each of its member firms are legally separate and independent entities. DTTL and Deloitte NSE LLP do not provide services to clients. Please see www.deloitte.com/about to learn more about our global network of member firms.

© 2026 Deloitte LLP. All rights reserved.

professional, and regulatory standards. We complied with the ICAEW Code of Ethics and the International Code of Ethics for Professional Accountants ethical requirements.

For the purpose of this engagement, there are no independence requirements with which we are required to comply.

Quality management

Our firm applies International Standard on Quality Management (UK) 1, Quality management for firms that perform audits or reviews of financial statements, or other assurance or related services engagements, and accordingly, maintains a comprehensive system of quality management including documented policies and procedures regarding compliance with ethical requirements, professional standards and applicable legal and regulatory requirements.

Procedures and findings

We have performed the procedures described below, as defined in Appendix 3 of the Engagement Letter (the “Agreed upon Procedures”).

The Issuer provided us with a data file ‘PRPM Fundido 2026-2 RMBS Tape_2026_06_v1 - for Deloitte Samplev2.xlsb’ (the “First Pool Run”) containing an account number for each of the 4,092 mortgage loans in the Loan Pool. as at 30 June 2026 (the “Cut-off Date”).

A random sample of 444 mortgage loans and corresponding properties were selected from the First Pool Run (the “Sample”) using the sampling approach below.

The Issuer then provided the data files ‘PRPM Fundido 2026-1 RMBS Tape_2026_06_v22.xlsb’, ‘PRPM Fundido 2026-1 perimeter (participants).xlsx’ and ‘Milan_Borrower's Detail (data).xlsx’ (together, the “Sample Pool”) containing information for each mortgage loan and property in the Sample as at the Cut-off Date.

We have carried out the Agreed upon Procedures on the Sample Pool during September and October 2026.

Approach to sampling

Sampling confidence is the probability that the actual errors, within a total population, are contained within the range of an estimate. Precision is the range of that estimate. The precision limit is the estimated maximum predicted number of errors within the total population. Sampling confidence and precision are stated in percentages.

Attribute sampling is a method of assessing the rate of occurrences of a specified attribute in a population and requires agreed upon procedures in relation to certain characteristics of a random sample of individual mortgage loans. In this case the Agreed upon Procedures related to the documentation and procedures that support the Sample Pool contained in the First Pool Run.

Our method of calculating attribute sample sizes is based on the binomial probability distribution.

Statistical tests can only provide estimates of the error.

The procedures we have undertaken, set out in paragraphs 1.1 to 1.37 under the Agreed upon Procedures sections below, have been limited to confirming that the selected attribute from the Sample Pool information relating to the First Pool Run agreed to the original mortgage loans documentation or copies thereof provided to us in the mortgage loans file. We are entitled to assume that the documentation is correct, and we have not sought to independently verify this information.

The documentation used in these Agreed upon Procedures was the Abanca System, Cajamar System, Banco Sabadell System, and CaixaBank System (together, the “Originator’s System”), the data file ‘Monthly Report 20260630 v8.xlsx’ (the “Pepper System Extracts”), Nota Simple, Appraisal Certificate, Deed, borrower identification documents, the data files ‘1.1.10_Project_Milan_Datatape_-_Total_Secured_Perimeter_20260630.xlsx’, ‘Project Dara 3 - Additional Loan

Information.xlsx’, ‘20250331_Glacier_Full DT.xslx’, ‘Project Umia - Phase II Data Tape - Historical Grace Periods - PL-SPL.xlsx’, ‘Project Umia - Data Tape - 30-Jun.xlsx’, and ‘2.1.1 Project Tambre - Phase II Data Tape.xlsx’ (together, the ”Originator Acquisition Extracts”), the data file ‘20261008_Project Fundido3_Valuation Template’ (the “Current Valuation Data Extracts”), and the data files ‘20260630 PRPM Fundido 2026-1 - 5 years information_v1.xlsx’ and ‘20260630 Project Milan - 5 years information_v4.xlsx’ (the “Collections Data Extracts”).

Objectives

The sample sizes chosen were designed with the objective of us being able to state that there is a 99% confidence that not more than 1% of the population of the First Pool Run contained an error in the relevant attribute. Where errors were found in the Sample Pool, we have recalculated the percentage errors that there might be in the First Pool Run and noted the revised percentage below. It is for you to ensure you understand this basis of reporting and to determine whether the errors are acceptable to you and for the purpose of the Issue.

1.	Agreed upon Procedures

For each mortgage loan in the Sample Pool, we carried out the following Agreed upon Procedures and have given a confidence and precision percentage for each procedure.

For the purposes of this report, the failure of a single attribute is termed an error. We report our findings, which are the factual results of the Agreed upon Procedures performed:

1.1.	Public Deed

For each loan shown in the Sample Pool, we confirmed whether the mortgage file included a Deed in relation to the loan. We found that the mortgage file included a Deed, except for 1 case.

Deloitte reference	Description of exception
DT192	The deed could not be located.

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

1.2.	Public Deed Restrictions

For each loan shown in the Sample Pool, we confirmed whether the Deed in relation to the loan did not contain any restrictions in connection with loan transmission within the contract clause. We found that the Deed did not contain any restrictions in connection with loan transmission within the contract clause, except for 2 cases.

Deloitte reference	Description of exception
DT020	The original deed was not available.
DT192	The deed could not be located.

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

1.3.	Property Type

For each property shown in the Sample Pool, we confirmed whether the property type shown in the Sample Pool agreed with that shown on the Nota Simple, Appraisal Certificate or Deed. We found that the property type agreed to that shown on the Nota Simple, Appraisal Certificate or Deed, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.4.	Originator

For each loan shown in the Sample Pool, we confirmed whether the originator shown on the Sample Pool agreed to that shown on the Deed. We found that the originator agreed to the Deed, except for 1 case.

Deloitte reference	Description of exception
DT192	The deed could not be located.

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

1.5.	Loan Origination Date

For each loan shown in the Sample Pool, we confirmed whether the loan origination date shown in the Sample Pool agreed with that shown on the Originator’s System. We found that the loan origination date agreed to that shown on the Originator’s System, except for 1 case.

Deloitte reference	Description of exception
DT267	Sample Pool = 27/03/2002; Originator’s System = 26/05/2006

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

1.6.	Loan Maturity Date

For each loan shown in the Sample Pool, we confirmed whether the loan maturity date shown in the Sample Pool agreed with that shown on the Originator’s System. We found that the loan maturity date agreed to that shown on the Originator’s System, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.7.	Original Loan Amount

For each loan shown in the Sample Pool, we confirmed whether the original loan amount shown in the Sample Pool agreed with that shown on the Originator’s System or the Deed. We found that the original loan amount agreed to that shown on the Originator’s System or the Deed, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.8.	Interest Rate Type

For each loan shown in the Sample Pool, we confirmed whether the current interest rate type shown in the Sample Pool agreed with that shown on the Deed. For each loan where the Deed showed a mixed interest rate, we confirmed that the Sample Pool showed either a mixed interest rate type or the fixed or variable interest rate type applicable as at the Cut-off Date based on the interest rate terms set out in the Deed. We found that the current interest rate type agreed to that shown on the Deed, except for 1 case.

Deloitte reference	Description of exception
DT192	The deed could not be located.

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

1.9.	Interest Rate Reference

For each loan shown in the Sample Pool, we confirmed whether the current interest rate reference shown in the Sample Pool agreed with that shown on the Deed. For each loan where the Deed showed a mixed interest rate, and the loan was during the initial fixed-rate period as of the cut-off date, we confirmed that the Sample Pool showed either “N/A” or “Fixed” based on the interest rate terms set out in the Deed. We found that the current interest rate reference agreed to that shown on the Deed, except for 1 case.

Deloitte reference	Description of exception
DT192	The deed could not be located.

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

1.10.	Current Interest Rate Margin

For each loan shown in the Sample Pool, we confirmed whether the current interest rate margin shown in the Sample Pool agreed with that shown on Originator’s System. We found that the current interest rate margin agreed to that shown on the Originator’s System, except for 1 case.

Deloitte reference	Description of exception
DT381	Sample Pool = 0.70%; Originator’s System = 0.25%.

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

1.11.	Interest Rate Floor

For each loan shown in the Sample Pool, we confirmed whether the interest rate floor shown in the Sample Pool agreed with that shown on the Originator’s System. We found that the interest rate floor agreed to that shown on the Originator’s System, except for 2 cases.

Deloitte reference	Description of exception
DT246	Sample Pool = N/A; Originator’s System = 3%.
DT275	Sample Pool = N/A; Originator’s System = 3%.

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

1.12.	Interest Rate Cap

For each loan shown in the Sample Pool, we confirmed whether the interest rate cap shown in the Sample Pool agreed with that shown on the Originator’s System. We found that the interest rate cap agreed to that shown on the Originator’s System, except for 2 cases.

Deloitte reference	Description of exception
DT246	Sample Pool = N/A; Originator’s System = 12%.
DT275	Sample Pool = N/A; Originator’s System = 12%.

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

1.13.	Last Rate Update

For each loan shown in the Sample Pool, we confirmed whether the last rate update shown in the Sample Pool agreed with that shown on the Originator’s System, to within 30 days. For each loan originated by ABANCA we confirmed the last rate update range shown on the Originator’s System was within the rate update frequency shown on the Sample Pool. We found that the last rate update agreed to that shown on the Originator’s System, to within 30 days, or for ABANCA loans the last rate update range was within the rate update frequency shown on the Sample Pool, except for 4 cases.

Deloitte reference	Description of exception
DT249	Sample Pool = 06/05/2025; Originator’s System = 01/07/2025.
DT303	Sample Pool = 25/05/2023; Originator’s System = 25/10/2022.
DT380	Sample Pool = 05/12/2013; Originator’s System = 05/05/2019.
DT425	Sample Pool = 01/01/2020; Originator’s System = 01/06/2020.

As a result of the procedure performed there is a 99% confidence that not more than 3% of the First Pool Run contained errors.

1.14.	Rate Update Frequency

For each loan shown in the Sample Pool, we confirmed whether the rate update frequency shown in the Sample Pool agreed with that shown on the Deed. For each loan where the Deed showed a mixed interest rate, and the loan was during the initial fixed-rate period as of the cut-off date, we confirmed that the Sample Pool showed either “N/A”or “-” based on the interest rate terms set out in the Deed. We found that the rate update frequency agreed to that shown on the Deed, except for 4 cases.

Deloitte reference	Description of exception
DT066	Sample Pool = Annual, Deed = Bi-Annual.
DT192	Sample Pool = Annual, The deed could not be located.
DT232	Sample Pool = Bi-Annual, Deed = Annual.
DT426	Sample Pool = Bi-Annual, Deed = Annual.

As a result of the procedure performed there is a 99% confidence that not more than 3% of the First Pool Run contained errors.

1.15.	Current Interest Rate

For each loan shown in the Sample Pool, we confirmed whether the current interest rate shown in the Sample Pool agreed with that shown on the Originator’s System. We found that the current interest rate agreed to that shown on the Originator’s System, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.16.	Amortisation Frequency

For each loan shown in the Sample Pool, we confirmed whether the amortisation frequency shown in the Sample Pool agreed with that shown on the Deed. We found that the amortisation frequency agreed to that shown on the Deed, except for 2 cases.

Deloitte reference	Description of exception
DT192	Sample Pool = Annual, The deed could not be located.
DT435	Sample Pool = Annual, Deed does not contain amortisation frequency.

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

1.17.	Amortisation Type

For each loan shown in the Sample Pool, we confirmed whether the amortisation type shown in the Sample Pool agreed with that shown on the Deed. We found that the amortisation type agreed to that shown on the Deed, except for 2 cases.

Deloitte reference	Description of exception
DT192	Sample Pool = Geometric, The deed could not be located.
DT435	Sample Pool = Geometric, Deed does not contain amortisation type.

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

1.18.	Total Outstanding Balance

For each loan shown in the Sample Pool, we confirmed whether the current total outstanding balance shown in the Sample Pool agreed with that shown on the Originator’s System, to within EUR 1.00, as at the Cut-off Date. We found that the current total outstanding balance agreed to that shown on the Originator’s System, to within EUR 1.00, as at the Cut-off Date, except for 1 case.

Deloitte reference	Description of exception
DT140	Originator’s System shows error.

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

1.19.	Grace Period End Date

For each loan in the Sample Pool in the Milan or Umia portfolios, we confirmed whether the grace period end date shown in the Sample Pool agreed with that shown on the Originator Acquisition Extracts or the Originator’s System. For all other loans shown in the Sample Pool, we confirmed whether the grace period end date shown in the Sample Pool agreed with that shown on the Pepper System Extracts or the Originator’s System. We found that the grace period end date agreed to that shown on the Pepper System Extracts, the Originator Acquisition Extracts or the Originator’s System, except for 2 cases.

Deloitte reference	Description of exception
DT140	Sample Pool = 05/04/2014; Originator’s System shows error.
DT159	Sample Pool = 01/09/2030; Originator Acquisition Extracts = N/A.

As a result of the procedure there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

1.20.	Restructure Flag

For each loan in the Sample Pool in the Umia portfolio, we confirmed whether the restructure flag shown on the Sample Pool agreed to that shown on the Originator Acquisition Extracts . For each loan in the Sample Pool in the Milan portfolio, we confirmed whether the restructure flag shown on the Sample Pool was “Y” if a restructure date was shown on the Originator Acquisition Extracts or “N” if the restructure date was shown as “01/01/1900” on the Originator Acquisition Extracts. For all other loans shown in the Sample Pool, we confirmed whether the restructure flag shown on the Sample Pool agreed to that shown on the Pepper System Extracts. We found that the restructure flag agreed to the Originator Acquisition Extracts or Pepper System Extracts, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.21.	Last Restructure Date

For each loan in the Sample Pool in the Milan and Umia portfolios, we confirmed whether the restructure date shown on the Sample Pool agreed to that shown on the Originator Acquisition Extracts. For all other loans shown in the Sample Pool, we confirmed whether the last restructure date shown on the Sample Pool agreed to that shown on the Pepper System Extracts. We found that the last restructure date agreed to the Pepper System Extracts or Originator Acquisition Extracts, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.22.	Currency

For each loan shown in the Sample Pool, we confirmed whether the currency shown in the Sample Pool agreed with that shown on the Deed. We found that the currency agreed to that shown on the Deed, except for 1 case.

Deloitte reference	Description of exception
DT192	The deed could not be located.

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

1.23.	Current Instalment

For each loan shown in the Sample Pool, we confirmed whether the current instalment shown in the Sample Pool agreed with that shown on the Originator’s System, to within 1% for instalments identified as monthly and 3% for all other instalments. We found that the current instalment agreed to that shown on the Originator’s System, to within 1% for instalments identified as monthly and 3% for all other instalments, except for 1 case.

Deloitte reference	Description of exception
DT140	Originator’s System shows error.

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

1.24.	Loan Purpose

For each loan shown in the Sample Pool, we confirmed whether the loan purpose shown in the Sample Pool agreed with that shown on the Originator’s System or Originator Acquisition Extracts. We found that the loan purpose agreed to that shown on the Originator’s System or Originator Acquisition Extracts, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.25.	Arrears Balance

For each loan shown in the Sample Pool, we confirmed whether the arrears balance shown in the Sample Pool agreed with that shown on the Originator’s System, to within EUR 1.00, as at the Cut-off Date. We found that the arrears balance agreed to that shown on the Originator’s System, to within EUR 1.00 as at the Cut-off Date, except for 1 case.

Deloitte reference	Description of exception
DT140	Originator’s System shows error.

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

1.26.	Number of Days in Arrears

For each loan shown in the Sample Pool, we confirmed whether the number of days in arrears shown in the Sample Pool agreed with that shown on the Originator’s System, as at the Cut-off Date. We found that the number of days in arrears agreed to that shown on the Originator’s System, as at the Cut-off Date, except for 1 case.

Deloitte reference	Description of exception
DT349	Sample Pool = 0, Originator’s System = 2.

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

1.27.	Earliest Non-Payment Date

For each loan shown in the Sample Pool, we confirmed whether the earliest non-payment date shown in the Sample Pool agreed with that shown on the Originator’s System, as at the Cut-off Date. We found that the earliest non-payment date agreed to that shown on the Originator’s System, as at the Cut-off Date, except for 1 case.

Deloitte reference	Description of exception
DT349	Sample Pool = 0, Originator’s System = 29/06/2026.

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

1.28.	Borrower Nationality

For each loan shown in the Sample Pool, we confirmed whether the borrower’s nationality shown in the Sample Pool agreed with that shown on the borrower ID or Deed. We found that the borrower’s nationality agreed to that shown on the borrower ID or Deed, except for 1 case.

Deloitte reference	Description of exception
DT140	Sample Pool = España, Deed = Colombian.

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

1.29.	Borrower Name(s)

For each loan shown in the Sample Pool, we confirmed whether the borrower name(s) shown on the Sample Pool or the Originator’s System, agreed to that shown on the borrower ID or Deed. We found that the borrower name(s) agreed to the borrower ID or Deed, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.30.	Property Community

For each property shown in the Sample Pool, we confirmed whether the property community shown in the Sample Pool agreed with that shown on the Deed, Nota Simple or Appraisal Certificate. We found that the property community agreed to that shown on the Deed, Nota Simple or Appraisal Certificate, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.31.	Appraisal Amount

For each loan shown in the Sample Pool, we confirmed whether the appraisal amount shown in the Sample Pool agreed with, the total collateral value shown on the Originator’s System, the Appraisal Certificate or the Deed. We found that the appraisal amount shown in the Sample Pool agreed with the total collateral value shown on the Originator’s System, the Appraisal Certificate or the Deed, except for 3 cases.

Deloitte reference	Description of exception
DT168	Sample Pool = 104,391.32, Originator’s System = 190,006.48, Appraisal Certificate = 190,006.48.
DT209	Sample Pool = 159,219.80, Originator’s System = 152,272.61, Appraisal Certificate = 118,560.00.
DT221	Sample Pool = 30,099.84, Originator’s System = 50,000.00, Appraisal Certificate = 25,376.00.

As a result of the procedure performed there is a 99% confidence that not more than 3% of the First Pool Run contained errors.

1.32.	Appraisal Date

For each loan shown in the Sample Pool, we confirmed whether the appraisal date shown in the Sample Pool agreed with that shown on the Originator’s System, the Appraisal Certificate or the Deed, to within 30 days. We found that the appraisal date shown in the Sample Pool agreed with that shown on the Originator’s System, the Appraisal Certificate or the Deed, to within 30 days, except for 5 cases.

Deloitte reference	Description of exception
DT168	Sample Pool = 09/01/2002, Appraisal Certificate = 16/05/2007, Originator’s System = 16/05/2007.
DT209	Sample Pool = 21/11/2008, Appraisal Certificate = 21/02/2018, Originator’s System = 21/11/2007.
DT221	Sample Pool = 28/12/2001, Appraisal Certificate = 27/04/2017, Originator’s System = 28/09/2006.
DT213	Sample Pool = 06/09/2007, Appraisal Certificate= 06/03/2007.
DT414	Sample Pool = 01/09/2010, Appraisal Certificate = 05/07/2010.

As a result of the procedure performed there is a 99% confidence that not more than 3% of the First Pool Run contained errors.

1.33.	Current Appraisal Amount

For each property shown in the Sample Pool, we confirmed whether the current appraisal amount shown in the Sample Pool agreed with that shown on the Current Valuation Data Extracts. We found that the current appraisal amount shown in the Sample Pool agreed with that shown on the Current Valuation Data Extracts, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.34.	Current Appraisal Date

For each property shown in the Sample Pool, we confirmed whether the current appraisal date shown in the Sample Pool agreed with that shown on the Current Valuation Data Extracts. We found that the current appraisal date shown in the Sample Pool agreed with that shown on the Current Valuation Data Extracts, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.35.	Lien

For each property in the Sample Pool, we confirmed whether the lien shown on the Nota Simple or Deed was equal to or less than the lien shown on the Sample Pool. Where the lien shown on the Nota Simple or Deed was greater than that shown on the Sample Pool, we confirmed that any prior ranking liens were shown as cancelled in the Originator’s System. We found that the lien shown on the Nota Simple or Deed was equal to or less than the lien shown on the Sample Pool, or if greater, that any prior ranking liens were shown as cancelled in the Originator’s System, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.36.	Non Payment Date in Last 12 Months

1.36.1.	For each mortgage loan in the Sample Pool, we confirmed whether the July 2025 non payments shown in the Sample Pool agreed to that shown on the Originator’s System. We found that the July 2025 non payments received agreed to that shown on the Originator’s System, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.36.2.	For each mortgage loan in the Sample Pool, we confirmed whether the August 2025 non payments shown in the Sample Pool agreed to that shown on the Originator’s System. We found that the August 2025 non payments received agreed to that shown on the Originator’s System, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.36.3.	For each mortgage loan in the Sample Pool, we confirmed whether the September 2025 non payments shown in the Sample Pool agreed to that shown on the Originator’s System. We found that the September 2025 non payments received agreed to that shown on the Originator’s System, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.36.4.	For each mortgage loan in the Sample Pool, we confirmed whether the October 2025 non payments shown in the Sample Pool agreed to that shown on the Originator’s System. We found that the October 2025 non payments received agreed to that shown on the Originator’s System, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.36.5.	For each mortgage loan in the Sample Pool, we confirmed whether the November 2025 non payments shown in the Sample Pool agreed to that shown on the Originator’s System. We found that the November 2025 non payments received agreed to that shown on the Originator’s System, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.36.6.	For each mortgage loan in the Sample Pool, we confirmed whether the December 2025 non payments shown in the Sample Pool agreed to that shown on the Originator’s System. We found that the December 2025 non payments received agreed to that shown on the Originator’s System, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.36.7.	For each mortgage loan in the Sample Pool, we confirmed whether the January 2026 non payments shown in the Sample Pool agreed to that shown on the Originator’s System. We found that the January 2026 non payments received agreed to that shown on the Originator’s System, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.36.8.	For each mortgage loan in the Sample Pool, we confirmed whether the February 2026 non payments shown in the Sample Pool agreed to that shown on the Originator’s System. We found that the February 2026 non payments received agreed to that shown on the Originator’s System, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.36.9.	For each mortgage loan in the Sample Pool, we confirmed whether the March 2026 non payments shown in the Sample Pool agreed to that shown on the Originator’s System. We found that the March 2026 non payments received agreed to that shown on the Originator’s System, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.36.10.	For each mortgage loan in the Sample Pool, we confirmed whether the April 2026 non payments shown in the Sample Pool agreed to that shown on the Originator’s System. We found that the April 2026 non payments received agreed to that shown on the Originator’s System, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.36.11.	For each mortgage loan in the Sample Pool, we confirmed whether the May 2026 non payments shown in the Sample Pool agreed to that shown on the Originator’s System. We found that the May 2026 non payments received agreed to that shown on the Originator’s System, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.36.12.	For each mortgage loan in the Sample Pool, we confirmed whether the June 2026 non payments shown in the Sample Pool agreed to that shown on the Originator’s System. We found that the June 2026 non payments received agreed to that shown on the Originator’s System, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.37.	Monthly Collections Amount

1.37.1.	For each loan in the Sample Pool, we confirmed whether the July 2025 monthly collections amount shown in the Sample Pool agreed to that shown on the Originator’s System. We found that the July 2025 monthly collections amount agreed to that shown on the Originator’s System, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.37.2.	For each loan in the Sample Pool, we confirmed whether the August 2025 monthly collections amount shown in the Sample Pool agreed to that shown on the Originator’s System. We found that the August 2025 monthly collections amount agreed to that shown on the Originator’s System, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.37.3.	For each loan in the Sample Pool, we confirmed whether the September 2025 monthly collections amount shown in the Sample Pool agreed to that shown on the Originator’s System. We found that the September 2025 monthly collections amount agreed to that shown on the Originator’s System, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.37.4.	For each loan in the Sample Pool, we confirmed whether the October 2025 monthly collections amount shown in the Sample Pool agreed to that shown on the Originator’s System. We found that the October 2025 monthly collections amount agreed to that shown on the Originator’s System, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.37.5.	For each loan in the Sample Pool, we confirmed whether the November 2025 monthly collections amount shown in the Sample Pool agreed to that shown on the Originator’s System. We found that the November 2025 monthly collections amount agreed to that shown on the Originator’s System, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.37.6.	For each loan in the Sample Pool, we confirmed whether the December 2025 monthly collections amount shown in the Sample Pool agreed to that shown on the Originator’s System. We found that the December 2025 monthly collections amount agreed to that shown on the Originator’s System, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.37.7.	For each loan in the Sample Pool, we confirmed whether the January 2026 monthly collections amount shown in the Sample Pool agreed to that shown on the Originator’s System. We found that the January 2026 monthly collections amount agreed to that shown on the Originator’s System, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.37.8.	For each loan in the Sample Pool, we confirmed whether the February 2026 monthly collections amount shown in the Sample Pool agreed to that shown on the Originator’s System. We found that the February 2026 monthly collections amount agreed to that shown on the Originator’s System, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.37.9.	For each loan in the Sample Pool, we confirmed whether the March 2026 monthly collections amount shown in the Sample Pool agreed to that shown on the Originator’s System. We found that the March 2026 monthly collections amount agreed to that shown on the Originator’s System, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.37.10.	For each loan in the Sample Pool, we confirmed whether the April 2026 monthly collections amount shown in the Sample Pool agreed to that shown on the Originator’s System. We found that the April 2026 monthly collections amount agreed to that shown on the Originator’s System, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.37.11.	For each loan in the Sample Pool, we confirmed whether the May 2026 monthly collections amount shown in the Sample Pool agreed to that shown on the Originator’s System. We found that the May 2026 monthly collections amount agreed to that shown on the Originator’s System, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.37.12.	For each loan in the Sample Pool, we confirmed whether the June 2026 monthly collections amount shown in the Sample Pool agreed to that shown on the Originator’s System. We found that the June 2026 monthly collections amount agreed to that shown on the Originator’s System, with no exceptions.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

Limitations

The scope of our work in preparing this report (the “Report”) was limited solely to those procedures set out above. Accordingly, we do not express any opinion or overall conclusion on the procedures we have performed.

You are responsible for determining whether the scope of our work specified is sufficient for your purposes and we make no representation regarding the sufficiency of these procedures for your purposes. If we were to perform additional procedures, other matters might come to our attention that would be reported to you.

This Report should not be taken to supplant any other enquiries and procedures that may be necessary to satisfy the requirements of the Recipient Parties.

The Agreed upon Procedures we performed did not constitute an audit, review or an assurance engagement of any kind and consequently we do not express any assurance on the characteristics of the Loan Pool. We did not subject the information contained in this Report or given to us by the Issuer and/or the Sponsor to checking or verification procedures except to the extent expressly stated above. This is normal practice when carrying out such limited scope procedures, but contrasts significantly with, for example, an audit. The procedures we performed were not designed to and are not likely to reveal fraud.

Had we performed additional procedures, or had we performed an audit, review or assurance engagement of the Loan Pool in accordance with International Standards on Auditing, International Standards on Review Engagements, International Standards on Assurance Engagements (or relevant national standards or practices), other matters might have come to our attention that would have been reported to you.

The procedures in this Report have not been undertaken in contemplation of the professional standards of the US American Institute of Certified Public Accountants or the Public Company Accounting Oversight Board and accordingly this Report is not designed to be relied upon in connection with any obligations or responsibilities that you may have under any legislation, regulations and/or rule of law in the United States. This Report may be used by a manager in connection with the Purpose to establish a due diligence defence under Section 11 of the United States Securities Act 1933, as amended, or a defence analogous to the due diligence defence available under such section. However, we express no view as to the effectiveness of such use of this Report.

Use of Report

This Report is provided to you solely for your private information under the terms of our Engagement Letter and solely for the purpose of performing certain Agreed upon Procedures on certain mortgage loans. This Report may not be recited or referred to in any other document, copied nor made available (in whole or in part) to any other party other than the Recipient Parties nor may the fact of the engagement and our name in connection with the engagement be disclosed, without our prior express written consent (which shall not be unreasonably withheld or delayed). Nothing in this Report shall prevent you from disclosing this Report to your professional advisers (but without creating any duty or liability to them on our part) or as may be required by any legal, professional or regulatory requirement. This Report may also be disclosed to any entity which is controlling, controlled by, or under common control with, a Recipient Party (an “Affiliate”) for internal information or internal discussion purposes only in connection with the Issue and their respective directors, officers, partners, employees, or legal advisors (each an “Affiliate Party”) on a need to know basis provided that you ensure that such parties to whom this Report is made available understand and accept that (a) this Report is confidential and must not be disclosed to any other party without our prior written consent, except where required by law, court order or regulatory authority, (b) in respect of personal data, they are required to comply with the Data Protection Legislation, (c) this Report is provided for their information (but without creating any duty or liability to them on our part) solely for the purpose of advising you in connection with the Issue and (d) if they place reliance on this Report they will do so at their own risk and have no recourse to the Deloitte parties ((a) to (d) together the “Recipient Obligations”). Each Recipient Party accepts responsibility for any non-compliance with the Recipient Obligations by any of its own Affiliate Parties.

We acknowledge that you have indicated that you may request that we give access to this Report to certain rating agencies on a non-recourse basis. In preparing and signing this Report, we accept no duty, responsibility or liability to any other party (including any rating agency). Where we are willing to give the written consent referred to above, we will require as a condition of that consent (i) your written authorisation to release this Report and (ii) that the other person or entity agrees in writing in a form acceptable to us (a) to keep this Report, the fact of our engagement and our name in connection with the engagement confidential, except as otherwise agreed in writing between us; and (b) that this Report is provided to them solely for their information and was not prepared with their interests in mind and that accordingly we do not owe, accept or assume any duty of care, responsibility or liability to them in connection with this Report or the engagement.

In the event that Deloitte provides to the Issuer and the Sponsor a Form ABS Due Diligence-15E executed by Deloitte applicable to the services performed hereunder (such form, including, without limitation, any attachments thereto, the “Form 15E”), such Form 15E will not be used by or circulated, quoted, disclosed, or distributed (including, without limitation, by attribution) to, nor will reference to such form be made to, anyone; however, the Issuer and the Sponsor shall provide access to the electronic copy of such Form 15E in its entirety, solely to Nationally Recognized Statistical Rating Organizations (as defined in rules promulgated by the Securities and Exchange Commission (the “SEC”)) (“NRSROs”) that have access to the secure password-protected Internet Web site required to be maintained under Rule 17g-5 of the Exchange Act (the “17g-5 Website”) by posting such Form 15E to the 17g-5 Website.

Additionally, the Issuer or the Sponsor may file a copy of this Report on the U.S. Securities and Exchange Commission’s Electronic Data Gathering, Analysis, and Retrieval (“EDGAR”) database, but we accept no duty of care or liability to any parties that obtain access to this Report whether via EDGAR or otherwise. This Report is solely intended for the use and benefit of those parties that instructed us as to the procedures to be performed since others, unaware of the reasons for each of the procedures, may misinterpret the results, and we accept no duty of care, responsibility or liability to any other party that obtains access to this Report. We will not be responsible for any actions taken by a rating agency or any other party other than those specified above as a result of receiving a copy of this Report.]

Other than those who have validly accepted the Engagement Letter, we will not accept any duty, responsibility or liability to any party to whom this Report is shown or into whose hands it may come.

Deloitte LLP

2 November 2026

United Kingdom